Putnam
U.S. Government
Income Trust


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-01

[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Putnam U.S. Government Income Trust's shareholders continued to reap the benefits of the flight of equity investors to the safety of fixed-income securities during the first half of the fund's fiscal 2001. The semiannual period that ended on March 31, 2001, provided its share of challenges for Kevin Cronin and the Mortgage Team as they responded to the Federal Reserve Board's move from neutral to easing in the government's monetary policy.

The management team responded to the Fed's shift by placing more emphasis on duration management and yield curve positioning, although they did not abandon altogether the existing emphasis on sector allocation and individual security selection. Finally, they significantly reduced the fund's barbell position.

If all this sounds technical, it is. But Kevin and his team have done an excellent job of explaining their strategy and its effect on the fund's performance in the report that follows. They also tell us why they believe the fund is well positioned to respond positively to events that unfold during the fiscal year's second half.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
May 18, 2001


REPORT FROM FUND MANAGEMENT

Kevin M. Cronin
and the Mortgage Team

During the six months ended March 31, 2001, the Federal Reserve Board's monetary policy once again took center stage in the drama within the financial markets. Stock prices swooned as recessionary fears came to the fore while the bond market generally enjoyed a more upbeat environment. We took full advantage of the strategies available to us and Putnam U.S. Government Income Trust closed the semiannual period with a respectable gain.

Total return for 6 months ended 3/31/01

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
   5.71%   0.66%    5.35%   0.35%    5.44%   4.44%    5.67%    2.24%
-----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* FED TAKES AGGRESSIVE ACTION IN ATTEMPT TO  ENGINEER SOFT LANDING

In the final three months of calendar 2000, economic uncertainty and numerous corporate earnings disappointments rocked many financial market sectors. Consumer spending and confidence fell as many investors questioned whether a "soft landing" would occur. The Fed, in an attempt to fend off a recession, enacted three interest-rate cuts totaling one and a half percentage points in the first three months of calendar 2001, beginning with a surprise cut on January 3. Though the markets responded favorably on each occasion, by the end of the period the rate reductions had not yet had a significant effect on economic activity and corporate profits. Another surprise rate cut, a few weeks after the end of the semiannual period, appears likely to have greater impact and has contributed to a more optimistic mood in the markets.


[GRAPHIC OMITTED: verticle bar chart AVERAGE EFFECTIVE MATURITY AND DURATION]

AVERAGE EFFECTIVE MATURITY AND DURATION*

Years                            3/31/00      9/30/00      3/31/01

Average effective maturity         8.2          9.0          7.0
Duration                           4.6          4.4          3.9

Footnote reads:
*This chart depicts the fund's average maturity and duration at 6-month intervals over the 12 months ended 3/31/01. Average effective maturity and duration stated in years are derived from calculations that incorporate assumptions about prepayment rates and cash flow of mortgage-backed securities. Measures of effective maturity duration and the assumptions on which they are based will vary over time.


* AT THE OUTSET, FUND POSITIONED FOR MORE OF THE SAME

We began fiscal 2001 this past October with the same strategy that had proved profitable for your fund during the nine months prior. The fund was overweighted in mortgage-backed securities (MBSs), particularly those backed by the Government National Mortgage Association (GNMA). These holdings represented approximately 87% of your fund's net assets at the period's outset. Within this allocation, we emphasized higher-coupon "seasoned mortgages" that were less likely to be prepaid by their holders, as evidenced by the fact that many holders opted not to refinance these debts during previous periods of declining interest rates.

We also focused on longer-term Treasury bonds that had benefited from investor demand, the U.S. budget surplus and proposed government buyback, and the stock market's volatility. Such positioning represented a barbell approach to the yield curve -- a graphic plotting of yields across the maturity spectrum -- with your fund's MBS holdings at the short end and 20- and 30-year Treasuries at the long end. Midway through the semiannual period, however, it became apparent that the economic slowing was not simply a result of weak retail sales but rather a preview of things to come. The U.S. economy was no longer in a growth mode but had begun to decline.



[GRAPHIC OMITTED: pie chart PORTFOLIO ALLOCATION (3/31/01)]

PORTFOLIO ALLOCATION (3/31/01)*

U.S.Treasury
securities -- 20.8%

Mortgage-backed
securities -- 76.8%

Short-term investments -- 2.4%

Footnote reads:
*Based on total market value of assets. The allocation to mortgage-backed securities is primarily concentrated in bonds issued by the Government National Mortgage Association. Allocations will vary over time.


* PORTFOLIO'S COMPOSITION MODERATED AS FED BEGAN TO EASE

Shortly after the Fed's unexpected interest-rate cut in early January, we began to change course. Duration management and yield curve positioning joined sector allocation and individual security selection as the primary drivers of performance in the final months of the period. Duration, as you may know, is a mathematical measure of a fund's sensitivity to interest-rate changes. The shorter a fund's duration, the less likely it is to respond poorly to interest-rate increases or favorably to interest-rate decreases. The converse also tends to hold true: the longer a fund's average duration, the more adversely affected it is when rates are rising and the better able it will be to participate in a price rally when rates are falling.

We moved the portfolio away from a neutral duration stance to a long one relative to the fund's benchmark index and its peers. We also significantly reduced the fund's barbell position. To accomplish this, we substantially reduced the fund's MBS exposure, in light of the substantial increase in prepayment risk, and boosted its Treasury stake. Within the mortgage-backed sector we redirected our focus from high-coupon mortgage-backed issues, those with 8% and 9% coupons, to more current-coupon securities, those with 7% and 6.5% coupons, while continuing to emphasize seasoned debt. We also bolstered the portfolio's Treasury weighting from 11% to roughly 22% of net assets. Furthermore, we moved out of longer-term bonds and purchased predominantly 10-year notes as well as a few 2-year issues. As the yield curve steepened, this positioning benefited your fund.

"We believe the economic and market environments that should exist in the months ahead bode well for high-quality bonds and the relatively safe portions of investors' portfolios."

-- Kevin M. Cronin, Portfolio Manager, Putnam U.S. Government Income Trust


* ALL EYES ARE ON THE ECONOMY

We enter the second half of fiscal 2001 with a keen eye on the economy's direction. While we anticipate the likelihood of further economic slowing before any significant recovery begins to take place, we are looking for signs of a rebound in the third or fourth quarter of this year. At the same time, however, we are mindful of the fact that corporate layoffs and decreased corporate and consumer spending could place further pressure on an already anemic economy, further delaying a recovery.

For the time being, we foresee long-term Treasury bonds trading in a relatively narrow range, with yields not having much more room to fall. We anticipate that the yield curve may steepen further, with short-term rates moving lower should the Fed continue to ease. In such an environment, we believe our strategy should serve the fund well. As always, we will monitor the markets and your portfolio carefully, making adjustments as opportunities arise and events dictate.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/01, there is no guarantee the fund will continue to hold these securities in the future. While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal. The fund may invest in securities other than those issued or backed by the full faith and credit of the U.S. government. Mortgage-backed securities may be subject to prepayment risk.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam U.S. Government Income Trust is designed for investors seeking current income consistent with capital preservation. The fund primarily invests in securities backed by the full faith and credit of the U.S. government and in repurchase agreements and forward commitments with respect to these securities.

TOTAL RETURN FOR PERIODS ENDED 3/31/01

                    Class A         Class B         Class C        Class M
(inception dates)   (2/8/84)       (4/27/92)       (7/26/99)       (2/6/95)
                   NAV    POP     NAV    CDSC     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
6 months          5.71%   0.66%   5.35%   0.35%   5.44%   4.44%   5.67%   2.24%
------------------------------------------------------------------------------
1 year           10.64    5.37    9.86    4.86    9.97    8.97   10.46    6.91
------------------------------------------------------------------------------
5 years          38.10   31.52   32.93   30.93   33.16   33.16   36.23   31.80
Annual average    6.67    5.63    5.86    5.54    5.90    5.90    6.38    5.68
------------------------------------------------------------------------------
10 years         90.24   81.19   76.39   76.39   76.67   76.67   85.46   79.41
Annual average    6.64    6.12    5.84    5.84    5.86    5.86    6.37    6.02
------------------------------------------------------------------------------
Annual average
(life of fund)    8.17    7.86    7.26    7.26    7.36    7.36    7.80    7.59
------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/01

                     Lehman Brothers      Lehman Brothers
                          GNMA            Mortgage-Backed          Consumer
                          Index          Securities Index         price index
---------------------------------------------------------------------------------
6 months                  6.41%                 6.71%                 1.56%
---------------------------------------------------------------------------------
1 year                   11.93                 12.66                  2.92
---------------------------------------------------------------------------------
5 years                  44.21                 44.16                 13.23
Annual average            7.60                  7.59                  2.52
---------------------------------------------------------------------------------
10 years                113.61                111.70                 30.59
Annual average            7.88                  7.79                  2.70
---------------------------------------------------------------------------------
Annual average
(life of fund)            9.92                  9.92                  3.25
---------------------------------------------------------------------------------


Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/01

                             Class A      Class B      Class C      Class M
-------------------------------------------------------------------------------
Distributions (number)          6            6            6            6
-------------------------------------------------------------------------------
Income                       $0.396       $0.349       $0.353       $0.380
-------------------------------------------------------------------------------
Capital gains                  --           --           --           --
-------------------------------------------------------------------------------
  Total                      $0.396       $0.349       $0.353       $0.380
-------------------------------------------------------------------------------
Share value:              NAV     POP       NAV          NAV      NAV     POP
-------------------------------------------------------------------------------
9/30/00                 $12.55  $13.18    $12.49       $12.53   $12.52  $12.94
-------------------------------------------------------------------------------
3/31/01                  12.86   13.50     12.80        12.85    12.84   13.27
-------------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------------
Current dividend rate 1   6.16%   5.87%     5.53%        5.51%   5.98%    5.79%
-------------------------------------------------------------------------------
Current 30-day
SEC yield 2               5.83    5.55      5.09         5.07    5.57     5.46
-------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Lehman Brothers GNMA Index* is an unmanaged list of mortgage-backed pass-through securities of the Government National Mortgage Association
(GNMA). Fund management has determined that this index more closely resembles the funds' investment strategy and therefore has selected it as the benchmark index for the fund.

Lehman Brothers Mortgage-Backed Securities Index* is an unmanaged list of fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*The indexes do not take into account brokerage commissions or other costs, may include bonds different from those in the fund, may pose different risks than the fund, and the performance of the fund will differ. It is not possible to invest directly in an index.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at 1-800-225-1581.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
March 31, 2001 (Unaudited)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (102.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Government Agency Mortgage Obligations (80.6%)
-------------------------------------------------------------------------------------------------------------------
                    Government National Mortgage Association
                    Graduated Payment Mortgages
$            14,199 13 3/4s, November 20, 2014                                                       $       16,244
             78,805 13 1/4s, December 20, 2014                                                               89,764
             72,803 12 3/4s, with due dates from June 20, 2014
                    to June 20, 2015                                                                         82,743
             98,131 12 1/4s, with due dates from December 20, 2013
                    to January 20, 2014                                                                     110,304
                    Government National Mortgage Association
                    Pass-Through Certificates
            129,318 15s, with due dates from July 15, 2011 to March 15, 2013                                153,798
             84,627 14s, with due dates from July 15, 2014
                    to November 20, 2014                                                                     97,989
            587,296 13 1/2s, with due dates from March 15, 2011
                    to June 20, 2015                                                                        678,726
              1,176 13 1/4s, October 15, 2014                                                                 1,348
            472,949 13s, with due dates from October 20, 2013
                    to September 20, 2015                                                                   541,991
            144,386 12 3/4s, with due dates from October 15, 2013
                    to July 15, 2014                                                                        165,186
            255,417 12 1/2s, with due dates from June 15, 2010
                    to November 20, 2015                                                                    288,383
            309,948 12 1/4s, with due dates from August 15, 2013
                    to March 15, 2015                                                                       350,725
            218,961 12s, with due dates from April 20, 2014
                    to March 20, 2016                                                                       246,358
          1,096,283 11 1/2s, with due dates from May 15, 2010
                    to September 15, 2018                                                                 1,230,298
            492,784 11 1/4s, with due dates from July 15, 2013
                    to January 15, 2016                                                                     543,601
          1,061,312 11s, with due dates from November 20, 2013
                    to June 20, 2019                                                                      1,168,451
             81,084 10 7/8s, February 15, 2010                                                               88,653
             46,333 10 3/4s, with due dates from January 15, 2016
                    to February 15, 2016                                                                     50,618
          9,104,553 10 1/2s, with due dates from April 15, 2010
                    to September 15, 2021                                                                10,149,499
            204,247 10 1/4s, with due dates from April 15, 2016
                    to December 15, 2020                                                                    220,332
            772,686 10s, with due dates from October 15, 2009
                    to January 20, 2021                                                                     834,591
          9,301,326 9 1/2s, with due dates from June 15, 2009
                    to March 15, 2029                                                                    10,020,418
            392,584 9 1/4s, with due dates from April 15, 2016
                    to November 15, 2019                                                                    415,402
                    Government National Mortgage Association
                    Pass-Through Certificates
         15,494,677 9s, with due dates from November 15, 2004
                    to January 15, 2025                                                                  16,361,269
         71,252,007 8 1/2s, with due dates from May 15, 2001
                    to March 15, 2027                                                                    74,822,849
        366,056,624 8s, with due dates from September 15, 2005
                    to May 15, 2030                                                                     378,815,408
        472,124,966 7 1/2s, with due dates from March 15, 2017
                    to November 15, 2030                                                                485,073,657
        702,856,099 7s, with due dates from October 15, 2007
                    to June 15, 2029                                                                    715,229,993
        564,704,418 6 1/2s, with due dates from May 15, 2024
                    to March 15, 2031                                                                   565,311,016
            288,281 6s, February 15, 2029                                                                   283,654
                                                                                                      -------------
                                                                                                      2,263,443,268

U.S. Treasury Obligations (21.8%)
-------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Bonds
         57,500,000 6 1/4s, May 15, 2030                                                                 63,168,925
         62,500,000 5 3/8s, February 15, 2031                                                            61,699,375
         32,000,000 5 1/4s, February 15, 2029                                                            30,339,840
                    U.S. Treasury Notes
        200,525,000 6 1/2s, February 15, 2010                                                           221,517,962
         50,000,000 5 3/4s, November 15, 2005                                                            52,460,500
         10,100,000 5 5/8s, November 30, 2002                                                            10,320,887
        173,000,000 5s, February 15, 2011                                                               173,892,680
                                                                                                     --------------
                                                                                                        613,400,169
                                                                                                     --------------
                    Total U.S. Government and Agency Obligations
                    (cost $2,828,370,539)                                                            $2,876,843,437

SHORT-TERM INVESTMENTS (2.4%) (a) (cost $68,745,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $68,745,000 Interest in $392,644,000 joint repurchase agreement dated March 30, 2001, with Morgan (J.P.) & Co., Inc.
                    due April 2, 2001 with respect to various U.S. Treasury
                    obligations-maturity value of $68,775,076 for an effective
                    yield of 5.25%.                                                                  $   68,745,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $2,897,115,539) (b)                                      $2,945,588,437
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,808,297,654.

  (b) The aggregate identified cost on a tax basis is $2,898,227,149, resulting in gross unrealized appreciation and depreciation of $52,777,284 and $5,415,996, respectively, or net unrealized appreciation of $47,361,288.

------------------------------------------------------------------------------
TBA Sales Commitments at March 31, 2001 (Unaudited)
(Proceeds receivable $126,210,938)
                               Principal    Settlement      Market
Agency                          Amount         Date         Value
------------------------------------------------------------------------------
GNMA, 7 1/2s, April 2031     $50,000,000     4/23/01    $ 51,250,000
GNMA, 6 1/2s, April 2031      75,000,000     4/23/01      74,976,750
------------------------------------------------------------------------------
                                                        $126,226,750
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,897,115,539) (Note 1)                                    $2,945,588,437
-------------------------------------------------------------------------------------------
Interest and other receivables                                                   18,898,548
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            6,677,688
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                  277,347,655
-------------------------------------------------------------------------------------------
Total assets                                                                  3,248,512,328

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                 46,574,319
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                252,432,168
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        9,365,750
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      2,960,649
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          579,653
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       209,282
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          7,077
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            1,755,434
-------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $126,210,938)              126,226,750
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              103,592
-------------------------------------------------------------------------------------------
Total liabilities                                                               440,214,674
-------------------------------------------------------------------------------------------
Net assets                                                                   $2,808,297,654

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $3,137,722,309
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                          (238,292)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                          (377,643,449)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                       48,457,086
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $2,808,297,654

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,124,043,655 divided by 165,103,068 shares)                                       $12.86
-------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $12.86)*                              $13.50
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($496,449,601 divided by 38,777,679 shares)**                                        $12.80
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($18,182,819 divided by 1,415,534 shares)**                                          $12.85
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($130,957,447 divided by 10,197,920 shares)                                          $12.84
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $12.84)*                              $13.27
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($38,664,132 divided by 3,007,091 shares)                                            $12.86
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended March 31, 2001 (Unaudited)
Interest income                                                                $ 94,301,903
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  5,909,742
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    1,881,813
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    44,243
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     14,259
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             2,510,268
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             2,554,358
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                57,718
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               263,657
-------------------------------------------------------------------------------------------
Other                                                                               435,251
-------------------------------------------------------------------------------------------
Total expenses                                                                   13,671,309
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (358,233)
-------------------------------------------------------------------------------------------
Net expenses                                                                     13,313,076
-------------------------------------------------------------------------------------------
Net investment income                                                            80,988,827
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                 14,349,989
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and TBA sale commitments
during the period                                                                52,506,903
-------------------------------------------------------------------------------------------
Net gain on investments                                                          66,856,892
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $147,845,719
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                         March 31     September 30
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $   80,988,827   $  174,748,464
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                14,349,989      (58,679,608)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                             52,506,903       43,609,536
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  147,845,719      159,678,392
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (62,471,268)    (120,028,302)
--------------------------------------------------------------------------------------------------
   Class B                                                            (14,245,634)     (45,960,450)
--------------------------------------------------------------------------------------------------
   Class C                                                               (313,568)        (262,455)
--------------------------------------------------------------------------------------------------
   Class M                                                             (3,120,462)      (6,680,342)
--------------------------------------------------------------------------------------------------
   Class Y                                                             (1,090,877)      (1,856,069)
--------------------------------------------------------------------------------------------------
  From return of capital
   Class A                                                                     --         (168,282)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --          (64,437)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --             (368)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --           (9,366)
--------------------------------------------------------------------------------------------------
   Class Y                                                                     --           (2,602)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions  (Note 4)         103,663,696     (579,669,904)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               170,267,606     (595,024,185)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 2,638,030,048    3,233,054,233
--------------------------------------------------------------------------------------------------
End of period (including distributions in excess of and
undistributed net investment income of $238,292 and
$14,690, respectively)                                             $2,808,297,654   $2,638,030,048
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.55       $12.57       $13.28       $13.01       $12.63       $12.95
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .39(a)       .79(a)       .76(a)       .81(a)       .85          .84(a)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .32         (.02)        (.66)         .29          .34         (.30)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .71          .77          .10         1.10         1.19          .54
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.40)        (.79)        (.76)        (.80)        (.81)        (.81)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --           --         (.03)          --           --
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --(b)      (.05)          --           --         (.05)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.40)        (.79)        (.81)        (.83)        (.81)        (.86)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.86       $12.55       $12.57       $13.28       $13.01       $12.63
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                  5.71*        6.43         0.76         8.75         9.75         4.32
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $2,124,044   $1,929,653   $1,986,980   $2,130,980   $2,147,326   $2,450,376
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                .43*         .87          .85          .87          .89          .88
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               3.10*        6.40         5.94         6.15         6.58         6.55
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                221.94*      133.29       123.04       294.74       125.80       138.97
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Distributions from return of capital amounted to less than $0.01 per share.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.49       $12.51       $13.22       $12.97       $12.59       $12.91
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .35(a)       .70(a)       .67(a)       .70(a)       .75          .74(a)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .31         (.02)        (.67)         .28          .35         (.30)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .66          .68           --          .98         1.10          .44
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.35)        (.70)        (.67)        (.71)        (.72)        (.72)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --           --         (.02)          --           --
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --(b)      (.04)          --           --         (.04)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.35)        (.70)        (.71)        (.73)        (.72)        (.76)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.80       $12.49       $12.51       $13.22       $12.97       $12.59
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                  5.35*        5.65         0.01         7.82         8.95         3.52
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $496,450     $574,087   $1,082,048   $1,334,041   $1,291,901   $1,458,848
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                .81*        1.62         1.60         1.62         1.64         1.63
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.72*        5.64         5.18         5.42         5.83         5.80
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                221.94*      133.29       123.04       294.74       125.80       138.97
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Distributions from return of capital amounted to less than $0.01 per share.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                    Six months
                                       ended                 For the period
Per-share                             March 31   Year ended   July 26, 1999+
operating performance               (Unaudited)   Sept. 30    to Sept. 30
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.53       $12.55       $12.54
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (a)                .34          .70          .12
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .33         (.02)         .02
---------------------------------------------------------------------------
Total from
investment operations                    .67          .68          .14
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                       (.35)        (.70)        (.12)
---------------------------------------------------------------------------
In excess of net
investment income                         --           --           --
---------------------------------------------------------------------------
From return of capital                    --           --(b)      (.01)
---------------------------------------------------------------------------
Total distributions                     (.35)        (.70)        (.13)
---------------------------------------------------------------------------
Net asset value,
end of period                         $12.85       $12.53       $12.55
---------------------------------------------------------------------------
Total return at
net asset value (%)(c)                  5.44*        5.67         1.12*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $18,183       $7,329       $2,577
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                .81*        1.62          .29*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.71*        5.67          .99*
---------------------------------------------------------------------------
Portfolio turnover (%)                221.94*      133.29       123.04
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Distributions from return of capital amounted to less than $0.01 per share.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                      ended
Per-share                            March 31
operating performance              (Unaudited)                       Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.52       $12.55       $13.25       $13.00       $12.63       $12.96
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .37(a)       .76(a)       .72(a)       .80(a)       .80          .82(a)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .33         (.03)        (.66)         .25          .35         (.32)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .70          .73          .06         1.05         1.15          .50
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.38)        (.76)        (.72)        (.77)        (.78)        (.78)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --           --         (.03)          --           --
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --(b)      (.04)          --           --         (.05)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.38)        (.76)        (.76)        (.80)        (.78)        (.83)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.84       $12.52       $12.55       $13.25       $13.00       $12.63
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                  5.67*        6.09         0.56         8.38         9.39         3.99
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $130,957      $95,090     $133,362     $163,076       $7,850       $6,116
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                .56*        1.12         1.10         1.12         1.14         1.14
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.97*        6.15         5.68         5.91         6.32         6.37
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                221.94*      133.29       123.04       294.74       125.80       138.97
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Distributions from return of capital amounted to less than $0.01 per share.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            March 31
operating performance              (Unaudited)                       Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.54       $12.56       $13.27       $13.01       $12.63       $12.98
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .41          .82          .79          .83          .89          .88
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .32         (.02)        (.66)         .29          .34         (.34)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .73          .80          .13         1.12         1.23          .54
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.41)        (.82)        (.79)        (.83)        (.85)        (.84)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --           --         (.03)          --           --
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --(b)      (.05)          --           --         (.05)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.41)        (.82)        (.84)        (.86)        (.85)        (.89)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.86       $12.54        12.56       $13.27       $13.01       $12.63
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                  5.93*        6.71         1.04         8.98        10.05         4.34
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $38,664      $31,871      $28,087       $7,428       $6,061       $3,190
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                .31*         .62          .60          .62          .64          .62
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               3.22*        6.66         6.19         6.42         6.83         6.51
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                221.94*      133.29       123.04       294.74       125.80       138.97
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Distributions from return of capital amounted to less than $0.01 per share.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
March 31, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam U.S. Government Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund's investment objective is to seek as high a level of current income as is consistent with preservation of capital by investing primarily in securities backed by the full faith and credit of the United States and in repurchase agreements and forward commitments with respect to those securities.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis.

E) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 2000, the fund had a capital loss carryover of approximately $341,580,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
  $257,955,000    September 30, 2003
    51,884,000    September 30, 2004
     8,893,000    September 30, 2005
    22,848,000    September 30, 2008

G) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. Capital gains distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.57% of the first $500 million, $0.475% of the next $500 million, 0.4275% of the next $500 million, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At March 31, 2001, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended March 31, 2001, the fund's expenses were reduced by $358,233 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $2,651 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments LLC and Putnam Retail Management GP, Inc. for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended March 31, 2001, Putnam Retail Management, acting as underwriter received net commissions of $117,176 and $131,784 from the sale of class A and class M shares, respectively, and received $311,337 and $1,965 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 2001, Putnam Retail Management, acting as underwriter received $43,017 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended March 31, 2001, cost of purchases and proceeds from sales of U.S. government and agency obligations other than short-term investments aggregated $5,890,941,633 and $5,801,826,339, respectively.

Note 4
Capital shares

At March 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Six months ended March 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 42,915,504       $ 546,764,136
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,498,559          44,362,297
---------------------------------------------------------------------------
                                            46,414,063         591,126,433

Shares
repurchased                                (35,122,414)       (446,845,449)
---------------------------------------------------------------------------
Net increase                                11,291,649       $ 144,280,984
---------------------------------------------------------------------------

                                              Year ended September 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 63,868,931       $ 789,545,837
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                6,681,576          82,531,097
---------------------------------------------------------------------------
                                            70,550,507         872,076,934

Shares
repurchased                                (74,840,348)       (924,378,235)
---------------------------------------------------------------------------
Net decrease                                (4,289,841)      $ (52,301,301)
---------------------------------------------------------------------------

                                            Six months ended March 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  9,194,768       $ 116,986,360
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  819,876          10,345,227
---------------------------------------------------------------------------
                                            10,014,644         127,331,587

Shares
repurchased                                (17,211,602)       (217,874,201)
---------------------------------------------------------------------------
Net decrease                                (7,196,958)      $ (90,542,614)
---------------------------------------------------------------------------

                                              Year ended September 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 10,511,534       $ 129,514,084
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,681,670          32,985,342
---------------------------------------------------------------------------
                                            13,193,204         162,499,426

Shares
repurchased                                (53,707,378)       (660,940,007)
---------------------------------------------------------------------------
Net decrease                               (40,514,174)      $(498,440,581)
---------------------------------------------------------------------------

                                            Six months ended March 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,168,108         $14,911,790
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   20,122             255,455
---------------------------------------------------------------------------
                                             1,188,230          15,167,245

Shares
repurchased                                   (357,612)         (4,563,335)
---------------------------------------------------------------------------
Net increase                                   830,618         $10,603,910
---------------------------------------------------------------------------

                                              Year ended September 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,069,703         $13,258,451
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   18,495             228,357
---------------------------------------------------------------------------
                                             1,088,198          13,486,808

Shares
repurchased                                   (708,614)         (8,769,296)
---------------------------------------------------------------------------
Net increase                                   379,584         $ 4,717,512
---------------------------------------------------------------------------

                                            Six months ended March 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,512,998        $ 70,442,977
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   39,408             499,322
---------------------------------------------------------------------------
                                             5,552,406          70,942,299

Shares
repurchased                                 (2,947,487)        (37,557,196)
---------------------------------------------------------------------------
Net increase                                 2,604,919        $ 33,385,103
---------------------------------------------------------------------------

                                              Year ended September 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,516,278        $ 18,762,482
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   68,070             839,490
---------------------------------------------------------------------------
                                             1,584,348          19,601,972

Shares
repurchased                                 (4,620,645)        (57,069,742)
---------------------------------------------------------------------------
Net decrease                                (3,036,297)       $(37,467,770)
---------------------------------------------------------------------------

                                            Six months ended March 31, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,179,396        $ 15,048,936
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   85,932           1,090,877
---------------------------------------------------------------------------
                                             1,265,328          16,139,813

Shares
repurchased                                   (800,293)        (10,203,500)
---------------------------------------------------------------------------
Net increase                                   465,035        $  5,936,313
---------------------------------------------------------------------------

                                              Year ended September 30, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,602,469        $ 19,801,983
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  150,239           1,858,671
---------------------------------------------------------------------------
                                             1,752,708          21,660,654

Shares
repurchased                                 (1,446,554)        (17,838,418)
---------------------------------------------------------------------------
Net increase                                   306,154        $  3,822,236
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The fund has not yet quantified the impact, if any, resulting from the adoption of this principle on the financial statements.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Kevin A. Cronin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam U.S. Government Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA038  71209  032/885/689/527  5/01



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
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Putnam U.S. Government Income Trust
Supplement to semiannual Report dated 3/31/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
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Total return for periods ended 3/31/01

                                                           NAV
6 months                                                   5.93%
1 year                                                    11.02
5 years                                                   39.85
Annual average                                             6.94
10 years                                                  93.74
Annual average                                             6.84
Annual average (life of fund, since 2/8/84)                8.28

Share value:                                               NAV
9/30/00                                                  $12.54
3/31/01                                                  $12.86
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Distributions:      No.      Income      Capital gains      Total
                     6       0.412            --            0.412
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Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less t han their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund's prospectus or call Putnam toll free at 1-800-752-9894.